Financing Arrangements - Consolidated Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Nov. 30, 2014	Sep. 30, 2011
Current:
Current debt	$ 27,361	$ 82,243
Long-Term:
Long-term debt	1,591,598	1,517,949
Revolving Credit Facility
Current:
Current debt		52,735
1.750% Senior Notes
Long-Term:
Long-term debt	$ 597,674	$ 523,629
Interest rates on debt
Interest rate (as a percent)	1.75%	1.75%	1.75%
3.375% Senior Notes
Long-Term:
Long-term debt	$ 496,859	$ 496,011
Interest rates on debt
Interest rate (as a percent)	3.375%	3.375%			3.375%
3.5% Senior Notes
Long-Term:
Long-term debt	$ 493,320	$ 492,360
Interest rates on debt
Interest rate (as a percent)	3.50%	3.50%		3.50%
Other borrowings
Current:
Current debt	$ 27,361	$ 29,508
Long-Term:
Long-term debt	$ 3,745	$ 5,949